PROMISSORY NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Promissory Notes Receivable [Abstract]
Schedule of promissory note receivable
	Principal
	TGS (i)	SFN (ii)	CWG (iii)	Lines of Credit (iv)	Other (v)	Interest Receivable	Total
December 31, 2016	1,800	—	—	—	828	153	2,781
Principal additions	—	3,100	—	220	503	—	3,823
Equity instrument converted to note	—	—	—	—	125	—	125
Interest earned	—	—	—	—	—	330	330
Payments	—	—	—	—	—	(72)	(72)
December 31, 2017	$1,800	$3,100	$—	$220	$1,456	$411	$6,987
Principal additions	—	—	412	14,801	270	—	15,483
Note converted to equity investment	—	—	—	—	(200)	—	(200)
FLW withdrawal transaction (ii)	—	(1,100)	—	—	2,119	(111)	908
Additions from business acquisitions	—	—	—	4,650	814	1,531	6,995
NorCal purchase (iii)	—	—	4,175	—	(78)	(8)	4,089
Interest earned	—	—	—	—	—	1,178	1,178
Payments	(1,800)	(2,000)	—	—	(719)	(376)	(4,895)
December 31, 2018	$—	$—	$4,587	$19,671	$3,662	$2,625	$30,545

Of the balance outstanding as at December 31, 2018, $3,114 is recorded in Other current assets in the Consolidated Statements of Financial Position representing amounts payable within twelve months. The long-term portion as at December 31, 2018 is $27,431.

(i) Interest income related to a promissory note receivable from TGS National Holdings, LLC totaled $30 and $108 during the years ended December 31, 2018 and 2017, respectively. In April 2018, the entire principal and accrued interest was repaid in the amount of $1,996.

(ii) On March 1, 2017, FLW, a consolidated subsidiary of Acreage, issued an unsecured convertible promissory note to SFN for a principal sum of $1,100. In connection with the resignation from FLW described in Note 6, the principal due from SFN was exchanged for a new note receivable of $300, with the remaining principal of $800 eliminated through de-consolidation of the non-controlling interest in Other equity transactions in the Consolidated Statements of Shareholders’ Equity. The resulting balance due from SFN was collected subsequent to year end.

On October 17, 2017, Acreage issued an additional unsecured promissory note directly to SFN for a principal sum of $2,000. The note bears interest at a rate of 9% per annum compounded annually. Interest began to accrue on the 121st day after the issuance of the note, February 15, 2018. The note was deemed in default as at March 2018, and as such, no further interest income was recorded past the date of default. The Company received payment of the principal and interest in November 2018, and as such, recognized $138 of interest income during the year ended December 31, 2018.

(iii) During the year ended December 31, 2018, the Company forgave a loan and interest receivable from NorCal and applied the balance to the purchase price (refer to Note 5 for further detail). In addition, the Company acquired a promissory note receivable from CWG Botanicals, Inc. (“CWG”), the license holder managed by NorCal. The note bears interest at a rate of 8% per annum and matures in December 2021.

(iv) The Company provides revolving lines of credit to several entities under management services agreements. The relevant terms and balances are detailed below.

Schedule of revolving lines of credit
					Interest Income for the
			Balance as at		Year Ended December 31,
Counterparty	Maximum Obligation	Interest Rate	December 31, 2018	December 31, 2017	2018	2017
Compassionate Care Foundation, Inc. (“CCF”) (a)	$12,500	18%	$5,616	$—	$334	$—
Prime Alternative Treatment Center, Inc. (b)	4,650	15%	4,650	—	352	—
Greenleaf (c)	16,000	5.5%	7,030	—	68	—
Patient Centric of Martha’s Vineyard, Ltd. (“PCMV”) (d)	4,000	15%	856	—	15	—
Health Circle, Inc. (e)	8,000	15%	1,519	220	147	—
Total			$19,671	$220	$916	$—

(a) In September 2018, the Company entered into a management agreement to provide certain advisory and consulting services to CCF for a monthly fee based on product sales. As a result, the existing loan balance converted into the first advance on a revolving credit facility. Upon certain changes in New Jersey state laws, the management agreement would terminate and any outstanding obligations on the line of credit are convertible to an ownership interest of CCF, and the Company determined the related conversion feature to be immaterial as at December 31, 2018. The line of credit matures in May 2023. This line of credit is held at FVTPL due to the conversion feature. The line of credit was issued at market rate, and as such the total carrying value plus accrued interest approximates the fair value as at December 31, 2018. Increases in market interest rates would result in a corresponding decrease in the line of credit’s fair value.

(b) Prime Alternative Treatment Center, Inc. is a non-profit license holder in New Hampshire managed by the Company’s consolidated subsidiary PATCC. The line of credit matures in August 2022.

(c) During the year, the Company entered into management contracts with Greenleaf (see Note 5 for further discussion) and extended lines of credit in connection with the agreements. The lines of credit mature in June 2023.

(d) In November 2018, the Company entered into a management services agreement with PCMV. Upon certain changes in Massachusetts state laws, the management agreement would become convertible to an ownership interest in PCMV. No contingent assets were recognized as part of this transaction. The line of credit matures in November 2023.

(e) Health Circle, Inc. is a non-profit license holder in Massachusetts managed by the Company’s consolidated subsidiary MA RMDS. The line of credit matures in November 2032.